PLANT AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
PLANT AND EQUIPMENT, NET

Note 7 — PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of
	March 31, 2025	June 30, 2024
Electronic equipment	$415,538	$399,381
Transportation equipment	99,188	99,044
Less: accumulated depreciation	(404,771)	(364,867)
Plant and equipment, net	$109,955	$133,558

Depreciation expenses were $39,659, accumulated depreciation transferred out from disposal of plant and equipment was nil, and currency translation differences were $245 for the nine months ended March 31, 2025. No plant and equipment were written off for the nine months ended March 31, 2025.

Depreciation expenses were $104,716, accumulated depreciation transferred out from disposal of plant and equipment was $70,217, and currency translation differences were $2,259 for the nine months ended March 31, 2024. Plant and equipment written off was $26,683 for the nine months ended March 31, 2024.

For the nine months ended March 31, 2025 and 2024, the Company did not record any impairment loss of plant and equipment.

Gamehaus Inc [Member]
PLANT AND EQUIPMENT, NET

Note 7 — PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of June 30,
	2024	2023
Electronic equipment	$399,381	$468,863
Transportation equipment	99,044	-
Less: accumulated depreciation	(364,867)	(304,482)
Plant and equipment, net	$133,558	$164,381

Depreciation expenses were $131,582, accumulated depreciation transferred out from disposal of plant and equipment was $70,166, and currency translation differences were $1,031 for the year ended June 30, 2024. Plant and equipment written off was $3,695 for the year ended June 30, 2024.

Depreciation expenses were $151,126, accumulated depreciation transferred out from disposal of plant and equipment was $1,326, and currency translation differences were $19,444 for the year ended June 30, 2023. Plant and equipment written off was $1,738 for the year ended June 30, 2023.

For the years ended June 30, 2024 and 2023, the Company did not record any impairment loss of plant and equipment.